Portfolio of Investments
Columbia Select Large Cap Growth Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 7.3%
Entertainment 3.2%
Activision Blizzard, Inc.	527,808	40,060,627
Roku, Inc.(a)	200,209	23,330,355
Total		63,390,982
Interactive Media & Services 4.1%
Facebook, Inc., Class A(a)	364,029	82,660,065
Total Communication Services		146,051,047
Consumer Discretionary 18.1%
Diversified Consumer Services 1.8%
New Oriental Education & Technology Group, Inc., ADR(a)	275,773	35,913,918
Internet & Direct Marketing Retail 11.9%
Alibaba Group Holding Ltd., ADR(a)	350,125	75,521,962
Amazon.com, Inc.(a)	32,845	90,613,443
Booking Holdings, Inc.(a)	43,894	69,894,172
Total		236,029,577
Textiles, Apparel & Luxury Goods 4.4%
Nike, Inc., Class B	897,790	88,028,310
Total Consumer Discretionary		359,971,805
Consumer Staples 2.0%
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	129,282	39,199,595
Total Consumer Staples		39,199,595
Financials 3.1%
Capital Markets 3.1%
MSCI, Inc.	185,153	61,807,774
Total Financials		61,807,774
Health Care 25.7%
Biotechnology 7.4%
Alexion Pharmaceuticals, Inc.(a)	659,964	74,074,359
Exact Sciences Corp.(a)	563,975	49,031,987
Sarepta Therapeutics, Inc.(a)	154,805	24,821,434
Total		147,927,780
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 9.0%
ABIOMED, Inc.(a)	128,023	30,925,236
Align Technology, Inc.(a)	177,322	48,664,250
Edwards Lifesciences Corp.(a)	631,254	43,625,964
IDEXX Laboratories, Inc.(a)	170,512	56,296,242
Total		179,511,692
Health Care Providers & Services 3.2%
UnitedHealth Group, Inc.	218,933	64,574,288
Life Sciences Tools & Services 3.2%
Illumina, Inc.(a)	169,255	62,683,589
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	963,255	56,639,394
Total Health Care		511,336,743
Industrials 4.2%
Building Products 1.3%
Trane Technologies PLC	304,793	27,120,481
Professional Services 1.4%
CoStar Group, Inc.(a)	40,264	28,614,417
Road & Rail 1.5%
Uber Technologies, Inc.(a)	940,132	29,219,303
Total Industrials		84,954,201
Information Technology 36.7%
IT Services 11.0%
PayPal Holdings, Inc.(a)	526,180	91,676,341
Square, Inc., Class A(a)	392,968	41,238,062
Visa, Inc., Class A	450,045	86,935,193
Total		219,849,596
Semiconductors & Semiconductor Equipment 7.4%
Applied Materials, Inc.	990,420	59,870,889
NVIDIA Corp.	232,569	88,355,289
Total		148,226,178
Columbia Select Large Cap Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 18.3%
Adobe, Inc.(a)	190,291	82,835,575
Intuit, Inc.	172,134	50,984,369
Salesforce.com, Inc.(a)	439,390	82,310,929
ServiceNow, Inc.(a)	200,517	81,221,416
Splunk, Inc.(a)	333,247	66,216,179
Total		363,568,468
Total Information Technology		731,644,242
Materials 2.0%
Chemicals 2.0%
Sherwin-Williams Co. (The)	67,950	39,264,907
Total Materials		39,264,907
Total Common Stocks (Cost $864,730,832)		1,974,230,314

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	18,643,372	18,643,372
Total Money Market Funds (Cost $18,642,500)		18,643,372
Total Investments in Securities (Cost: $883,373,332)		1,992,873,686
Other Assets & Liabilities, Net		(1,202,702)
Net Assets		1,991,670,984

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	62,707,939	154,436,295	(198,514,000)	13,138	18,643,372	2,251	21,720	18,643,372
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Large Cap Growth Fund | Quarterly Report 2020